STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

July 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 1.6%
American Axle & Manufacturing Holdings	214,665	[a]	2,080,104
Cooper-Standard Holdings	31,956	[a]	832,454
Dorman Products	53,308	[a]	5,392,104
Gentherm	61,692	[a]	5,116,118
LCI Industries	46,454		6,773,922
Motorcar Parts of America	36,057	[a]	801,908
Patrick Industries	40,973		3,385,599
Standard Motor Products	37,421		1,562,701
Winnebago Industries	62,572		4,497,050
			30,441,960
Banks - 11.3%
Allegiance Bancshares	34,219		1,247,967
Ameris Bancorp	129,270		6,283,815
Axos Financial	94,427	[a]	4,518,332
Banc of California	86,086		1,473,792
BancFirst	35,234		1,954,782
BankUnited	172,582		6,830,796
Banner	65,629		3,480,962
Berkshire Hills Bancorp	95,755		2,589,215
Brookline Bancorp	148,827		2,138,644
Cadence Bancorp	234,452		4,454,588
Capitol Federal Financial	240,581		2,668,043
Central Pacific Financial	51,181		1,310,234
City Holding	28,890		2,185,817
Columbia Banking System	132,894		4,643,316
Community Bank System	99,748		7,145,947
Customers Bancorp	55,043	[a]	1,993,657
CVB Financial	236,761		4,512,665
Dime Community Bancshares	67,023		2,213,099
Eagle Bancorp	60,024		3,303,121
FB Financial	61,293		2,317,488
First Bancorp	53,888		2,155,520
First Bancorp	403,109		4,889,712
First Commonwealth Financial	182,603		2,404,882
First Financial Bancorp	177,905		4,002,862
First Hawaiian	243,074		6,691,827
First Midwest Bancorp	212,347		3,809,505
Flagstar Bancorp	89,222		4,082,799
Great Western Bancorp	103,858		3,198,826

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Banks - 11.3% (continued)
Hanmi Financial	55,595		1,013,497
Heritage Financial	67,352		1,629,245
Hilltop Holdings	121,437		3,847,124
HomeStreet	40,277		1,518,846
Hope Bancorp	227,703		3,017,065
Independent Bank	61,867		4,372,760
Independent Bank Group	67,285		4,689,764
Investors Bancorp	417,913		5,775,558
Meta Financial Group	59,688		2,966,494
Mr. Cooper Group	127,675	[a]	4,746,956
National Bank Holdings, Cl. A	57,670		2,044,978
NBT Bancorp	82,199		2,864,635
NMI Holdings, Cl. A	157,729	[a]	3,473,193
Northfield Bancorp	82,130		1,351,038
Northwest Bancshares	238,484		3,174,222
OFG Bancorp	97,326		2,248,231
Old National Bancorp	310,551		4,996,766
Pacific Premier Bancorp	175,223		6,654,970
Park National	26,471	[b]	3,015,312
Preferred Bank	25,169		1,484,468
Provident Financial Services	136,527		2,948,983
Renasant	105,949		3,727,286
S&T Bancorp	74,067		2,181,273
Seacoast Banking Corp. of Florida	102,145		3,104,187
ServisFirst Bancshares	86,588		6,154,675
Simmons First National, Cl. A	198,899	[b]	5,414,031
Southside Bancshares	55,867		2,013,447
The Bancorp	95,730	[a]	2,237,210
Tompkins Financial	22,688		1,741,304
Triumph Bancorp	42,469	[a]	3,255,674
TrustCo Bank	36,399		1,224,098
United Community Bank	162,633		4,685,457
Veritex Holdings	92,428		3,100,959
Walker & Dunlop	54,553		5,645,144
Westamerica Bancorporation	49,455		2,747,225
WSFS Financial	87,938		3,849,926
			217,418,214
Capital Goods - 11.3%
AAON	75,603		4,698,726
AAR	62,908	[a]	2,249,590
Aerojet Rocketdyne Holdings	137,534		6,488,854
AeroVironment	41,585	[a]	4,204,243
Alamo Group	18,619		2,732,711
Albany International, Cl. A	56,900		4,913,315

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 11.3% (continued)
American Woodmark	31,661	[a]	2,350,829
Apogee Enterprises	49,172		1,950,653
Applied Industrial Technologies	71,987		6,457,234
Arcosa	88,303		4,835,472
Astec Industries	42,646		2,614,626
AZZ	46,797		2,479,773
Barnes Group	87,008		4,408,695
Boise Cascade	72,648		3,715,945
Chart Industries	66,141	[a]	10,281,618
CIRCOR International	36,830	[a]	1,135,837
Comfort Systems USA	66,565		4,975,734
DXP Enterprises	31,749	[a]	1,036,605
Encore Wire	38,899		3,050,849
Enerpac Tool Group	110,363		2,833,018
EnPro Industries	37,965		3,535,301
ESCO Technologies	48,283		4,556,467
Federal Signal	110,843		4,390,491
Franklin Electric	71,190		5,820,494
Gibraltar Industries	61,352	[a]	4,581,767
GMS	78,299	[a]	3,846,830
Granite Construction	86,183		3,311,151
Griffon	82,980		1,918,498
Hillenbrand	139,396		6,314,639
Insteel Industries	34,993		1,358,778
John Bean Technologies	58,981		8,645,435
Kaman	52,295		2,319,283
Lindsay	20,269		3,257,026
Lydall	30,842	[a]	1,887,530
Matrix Service	47,739	[a]	520,832
Meritor	136,490	[a]	3,320,802
Moog, Cl. A	54,655		4,255,985
Mueller Industries	104,662		4,542,331
MYR Group	31,163	[a]	2,980,118
National Presto Industries	9,390		905,947
NOW	204,041	[a]	2,013,885
Park Aerospace	35,491		528,816
PGT Innovations	109,497	[a]	2,472,442
Powell Industries	17,815		518,238
Proto Labs	51,424	[a]	4,020,843
Quanex Building Products	61,748		1,533,820
Raven Industries	67,143	[a]	3,911,080
Resideo Technologies	267,062	[a]	7,878,329
SPX	83,959	[a]	5,596,707
SPX FLOW	78,149		6,419,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 11.3% (continued)
Standex International	23,312		2,144,704
Tennant	34,912		2,762,237
The Greenbrier Companies	61,890	[b]	2,648,892
Titan International	95,909	[a]	826,736
Triumph Group	108,400	[a]	2,065,020
UFP Industries	114,739		8,520,518
Veritiv	21,729	[a]	1,331,553
Vicor	39,198	[a]	4,531,681
Wabash National	97,269		1,424,018
Watts Water Technologies, Cl. A	50,723		7,646,999
			218,480,490
Commercial & Professional Services - 3.5%
ABM Industries	125,195		5,820,316
Brady, Cl. A	89,856		4,913,326
CoreCivic	221,989	[a]	2,282,047
Deluxe	79,208	[b]	3,477,231
Exponent	96,364		10,319,621
Forrester Research	21,288	[a]	997,343
Harsco	148,849	[a]	2,994,842
Heidrick & Struggles International	35,839		1,530,684
HNI	81,345		3,034,168
Interface	111,777		1,611,824
Kelly Services, Cl. A	62,067	[a]	1,360,509
Korn Ferry	100,770		6,926,930
ManTech International, Cl. A	51,526		4,506,464
Matthews International, Cl. A	59,283		2,051,192
Pitney Bowes	319,081		2,552,648
Resources Connection	56,919		881,675
Team	57,163	[a]	352,696
TrueBlue	64,689	[a]	1,758,894
U.S. Ecology	57,915	[a]	2,027,025
UniFirst	28,008		6,099,302
Viad	38,945	[a]	1,785,628
			67,284,365
Consumer Durables & Apparel - 4.1%
Cavco Industries	15,790	[a]	3,710,650
Century Communities	54,588		3,791,137
Ethan Allen Interiors	41,116		977,327
Fossil Group	90,093	[a]	1,136,974
G-III Apparel Group	82,642	[a,b]	2,467,690
Installed Building Products	41,391		4,966,920
iRobot	52,450	[a,b]	4,589,375
Kontoor Brands	87,282		4,833,677
La-Z-Boy	85,575		2,873,608

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Durables & Apparel - 4.1% (continued)
LGI Homes	40,954	[a,b]	6,999,039
M.D.C. Holdings	103,902		5,540,055
M/I Homes	53,454	[a]	3,459,008
Meritage Homes	69,654	[a]	7,563,031
Movado Group	32,748		984,732
Oxford Industries	31,568		2,744,206
Steven Madden	143,552		6,291,884
Sturm Ruger & Co.	33,167		2,466,298
Tupperware Brands	94,028	[a]	1,964,245
Unifi	27,784	[a]	655,425
Universal Electronics	25,657	[a]	1,199,208
Vera Bradley	44,186	[a]	486,488
Vista Outdoor	107,879	[a]	4,357,233
Wolverine World Wide	155,469		5,214,430
			79,272,640
Consumer Services - 2.0%
Adtalem Global Education	91,915	[a]	3,340,191
American Public Education	35,140	[a]	1,040,847
BJ's Restaurants	43,109	[a]	1,749,363
Bloomin‘ Brands	149,013	[a,b]	3,744,697
Brinker International	85,143	[a]	4,626,671
Chuy's Holdings	36,201	[a]	1,194,633
Dave & Buster's Entertainment	88,635	[a]	2,949,773
Dine Brands Global	31,592	[a]	2,447,432
El Pollo Loco Holdings	34,829	[a]	648,168
Fiesta Restaurant Group	29,665	[a]	397,214
Monarch Casino & Resort	23,881	[a]	1,524,802
Perdoceo Education	135,650	[a]	1,608,809
Red Robin Gourmet Burgers	30,679	[a,b]	804,710
Regis	47,158	[a]	375,849
Ruth's Hospitality Group	58,549	[a]	1,169,224
Shake Shack, Cl. A	67,613	[a,b]	6,797,811
The Cheesecake Factory	84,256	[a]	3,813,427
			38,233,621
Diversified Financials - 3.1%
Apollo Commercial Real Estate Finance	237,689	[c]	3,617,627
ARMOUR Residential REIT	129,186	[b,c]	1,343,534
B. Riley Financial	33,217		2,244,141
Blucora	89,037	[a]	1,501,164
Brightsphere Investment Group	112,332		2,807,177
Capstead Mortgage	184,757	[c]	1,176,902
Donnelley Financial Solutions	55,752	[a]	1,795,772
Ellington Financial	81,725	[c]	1,485,760
Encore Capital Group	58,434	[a,b]	2,766,266

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Diversified Financials - 3.1% (continued)
Enova International	69,489	[a]	2,299,391
EZCORP, Cl. A	94,987	[a]	543,326
Granite Point Mortgage Trust	98,218	[c]	1,385,856
Green Dot, Cl. A	100,373	[a]	4,624,184
Greenhill & Co.	25,249		404,489
Invesco Mortgage Capital	501,031	[b,c]	1,723,547
KKR Real Estate Finance Trust	49,686	[c]	1,058,809
New York Mortgage Trust	709,957	[c]	3,102,512
PennyMac Mortgage Investment Trust	184,467	[c]	3,637,689
Piper Sandler	26,492		3,250,303
PRA Group	84,966	[a]	3,295,831
Ready Capital	108,349	[c]	1,638,237
Redwood Trust	212,303	[c]	2,520,037
StoneX Group	31,135	[a]	2,009,142
Two Harbors Investment	583,906	[b,c]	3,742,837
Virtus Investment Partners	13,345		3,684,955
WisdomTree Investments	217,421		1,343,662
World Acceptance	7,317	[a]	1,387,084
			60,390,234
Energy - 4.0%
Archrock	235,554		2,028,120
Bonanza Creek Energy	35,705		1,373,571
Bristow Group	43,898	[a]	1,140,470
Callon Petroleum	86,430	[a,b]	3,401,885
CONSOL Energy	52,612	[a]	1,105,378
Core Laboratories	84,325	[b]	2,813,082
DMC Global	32,613	[a]	1,427,471
Dorian LPG	52,417		634,246
Dril-Quip	67,614	[a]	1,932,408
Green Plains	77,648	[a,b]	2,745,633
Helix Energy Solutions Group	265,641	[a,b]	1,102,410
Helmerich & Payne	201,321		5,771,873
Laredo Petroleum	17,232	[a]	948,794
Matador Resources	201,900		6,238,710
Nabors Industries	12,164	[a]	1,064,472
Oceaneering International	187,331	[a]	2,484,009
Oil States International	109,380	[a]	619,091
Par Pacific Holdings	80,603	[a]	1,320,277
Patterson-UTI Energy	341,505		2,738,870
PBF Energy, Cl. A	182,550	[a]	1,673,983
PDC Energy	185,445		7,334,350
Penn Virginia	30,771	[a]	568,956
ProPetro Holding	155,835	[a]	1,176,554
Range Resources	484,347	[a,b]	7,376,605

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Energy - 4.0% (continued)
Renewable Energy Group	86,477	[a,b]	5,296,716
REX American Resources	9,990	[a]	819,180
RPC	118,657	[a]	498,359
SM Energy	201,962		3,776,689
Southwestern Energy	1,194,189	[a]	5,624,630
Talos Energy	62,182	[a]	717,580
U.S. Silica Holdings	137,596	[a]	1,389,720
			77,144,092
Food & Staples Retailing - .6%
PriceSmart	44,014		3,949,816
SpartanNash	66,010		1,283,894
The Andersons	56,779		1,515,999
The Chefs' Warehouse	59,848	[a]	1,730,804
United Natural Foods	104,243	[a]	3,452,528
			11,933,041
Food, Beverage & Tobacco - 2.0%
B&G Foods	121,823	[b]	3,498,757
Calavo Growers	31,446		1,771,668
Cal-Maine Foods	70,290		2,452,418
Celsius Holdings	60,844	[a,b]	4,175,724
Coca-Cola Consolidated	8,689		3,468,214
Fresh Del Monte Produce	57,651		1,779,110
J&J Snack Foods	27,559		4,530,148
John B. Sanfilippo & Son	15,839		1,462,890
MGP Ingredients	24,423	[b]	1,456,832
National Beverage	44,092	[b]	2,000,895
Seneca Foods, Cl. A	11,652	[a]	637,830
The Simply Good Foods Company	156,187	[a]	5,853,889
Universal	46,225		2,411,096
Vector Group	237,385		3,171,464
			38,670,935
Health Care Equipment & Services - 8.4%
Addus HomeCare	27,717	[a]	2,405,558
Allscripts Healthcare Solutions	259,120	[a]	4,425,770
AMN Healthcare Services	87,632	[a]	8,812,274
AngioDynamics	70,223	[a]	1,870,038
Apollo Medical Holdings	24,318	[a,b]	2,148,982
Avanos Medical	89,440	[a]	3,393,354
Cardiovascular Systems	73,066	[a]	2,943,829
Community Health Systems	232,454	[a]	3,096,287
Computer Programs & Systems	25,549	[a]	806,582
CONMED	53,794	[b]	7,420,344
CorVel	16,958	[a]	2,388,026
Covetrus	184,468	[a]	4,696,555

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Health Care Equipment & Services - 8.4% (continued)
Cross Country Healthcare	62,822	[a]	1,031,537
CryoLife	71,104	[a]	1,919,808
Cutera	34,039	[a]	1,768,326
Fulgent Genetics	33,099	[a,b]	3,053,383
Glaukos	85,467	[a]	4,358,817
Hanger	69,623	[a]	1,708,548
HealthStream	47,688	[a]	1,392,966
Heska	18,152	[a,b]	4,369,186
Inogen	34,101	[a]	2,720,237
Integer Holdings	61,144	[a]	5,985,386
Invacare	63,945	[a,b]	462,322
Lantheus Holdings	126,351	[a]	3,306,606
LeMaitre Vascular	30,872	[b]	1,681,289
Magellan Health	43,628	[a]	4,114,993
MEDNAX	157,974	[a,b]	4,600,203
Meridian Bioscience	80,067	[a]	1,641,373
Merit Medical Systems	90,919	[a]	6,372,513
Mesa Laboratories	9,113		2,683,870
ModivCare	22,803	[a]	3,876,510
Natus Medical	64,192	[a]	1,713,926
NextGen Healthcare	101,763	[a]	1,650,596
Omnicell	79,764	[a]	11,685,426
OraSure Technologies	134,513	[a,b]	1,585,908
Orthofix Medical	36,859	[a]	1,464,777
Owens & Minor	138,517		6,406,411
RadNet	80,939	[a]	2,973,699
Select Medical Holdings	200,436		7,907,200
Simulations Plus	29,071	[b]	1,371,860
SurModics	24,868	[a]	1,370,475
Tabula Rasa HealthCare	40,931	[a,b]	1,758,396
Tactile Systems Technology	35,766	[a]	1,751,819
The Ensign Group	96,030		8,169,272
The Joint	24,639	[a]	1,946,235
The Pennant Group	47,140	[a]	1,613,131
Tivity Health	69,871	[a]	1,752,365
U.S. Physical Therapy	24,225		2,862,426
Varex Imaging	74,045	[a]	2,021,428
Zynex	39,608	[a,b]	550,155
			162,010,977
Household & Personal Products - 1.4%
Central Garden & Pet	18,483	[a]	892,544
Central Garden & Pet, Cl. A	73,989	[a]	3,204,464
e.l.f. Beauty	70,488	[a]	1,946,174
Edgewell Personal Care	101,541		4,171,304

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Household & Personal Products - 1.4% (continued)
Inter Parfums	32,782		2,519,952
Medifast	21,617		6,171,870
USANA Health Sciences	21,792	[a]	2,076,124
WD-40	25,193		6,121,647
			27,104,079
Insurance - 2.7%
Ambac Financial Group	83,357	[a]	1,210,344
American Equity Investment Life Holding	159,175		5,107,926
AMERISAFE	35,480		2,029,456
Assured Guaranty	140,736		6,728,588
eHealth	48,996	[a]	2,548,282
Employers Holdings	53,640		2,227,133
Genworth Financial, Cl. A	942,368	[a]	3,147,509
HCI Group	11,808	[b]	1,186,468
Horace Mann Educators	78,030		3,106,374
James River Group Holdings	68,823		2,503,781
Palomar Holdings	39,987	[a]	3,256,141
ProAssurance	102,162		2,071,845
Safety Insurance Group	26,901		2,061,155
Selectquote	82,202	[a]	1,463,196
SiriusPoint	143,692	[a]	1,408,182
Stewart Information Services	50,549		2,982,896
Trupanion	62,293	[a]	7,164,941
United Fire Group	39,052		973,176
United Insurance Holdings	43,585		190,902
Universal Insurance Holdings	55,138		780,754
			52,149,049
Materials - 5.2%
AdvanSix	51,365	[a]	1,718,159
Allegheny Technologies	235,286	[a]	4,830,422
American Vanguard	48,050		793,306
Arconic	182,075	[a]	6,543,775
Balchem	59,748		8,059,408
Carpenter Technology	88,765		3,386,385
Century Aluminum	95,229	[a,b]	1,386,534
Clearwater Paper	32,143	[a]	947,897
Domtar	92,204	[a]	5,062,922
Ferro	151,612	[a]	3,153,530
FutureFuel	47,831		406,564
GCP Applied Technologies	90,274	[a]	2,098,870
Glatfelter	80,699		1,229,046
H.B. Fuller	97,156		6,278,221
Hawkins	35,330		1,282,832

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Materials - 5.2% (continued)
Haynes International	24,063		907,897
Innospec	45,005		3,980,692
Kaiser Aluminum	29,717		3,615,965
Koppers Holdings	40,341	[a]	1,238,872
Kraton	58,540	[a]	2,235,643
Livent	293,177	[a,b]	5,719,883
Materion	38,336		2,735,657
Mercer International	75,982		883,671
Myers Industries	69,594		1,474,001
Neenah	30,711		1,543,842
O-I Glass	295,560	[a]	4,371,332
Olympic Steel	17,411		524,419
Quaker Chemical	24,515	[b]	6,171,406
Rayonier Advanced Materials	115,682	[a]	806,304
Schweitzer-Mauduit International	57,834		2,274,611
Stepan	39,585		4,669,051
SunCoke Energy	160,662		1,241,917
TimkenSteel	72,057	[a,b]	960,520
Tredegar	49,946		652,794
Trinseo	71,178		3,869,236
U.S. Concrete	29,157	[a]	2,122,921
Warrior Met Coal	96,629		1,804,063
			100,982,568
Media & Entertainment - .9%
AMC Networks, Cl. A	57,027	[a]	2,853,631
Gannett	248,875	[a]	1,436,009
Meredith	75,344	[a]	3,288,012
QuinStreet	90,758	[a]	1,664,502
Scholastic	55,464		1,864,145
TechTarget	43,098	[a,b]	3,149,602
The E.W. Scripps Company, Cl. A	109,417		2,087,676
The Marcus	46,714	[a,b]	750,694
			17,094,271
Pharmaceuticals Biotechnology & Life Sciences - 3.3%
Amphastar Pharmaceuticals	65,302	[a]	1,368,077
ANI Pharmaceuticals	19,578	[a]	664,282
Anika Therapeutics	27,144	[a]	1,089,289
Cara Therapeutics	80,618	[a]	964,997
Coherus Biosciences	120,544	[a,b]	1,573,099
Collegium Pharmaceutical	65,895	[a]	1,640,127
Corcept Therapeutics	196,221	[a]	4,075,510
Cytokinetics	152,342	[a,b]	4,521,511
Eagle Pharmaceuticals	20,704	[a,b]	962,736
Enanta Pharmaceuticals	34,530	[a]	1,458,892

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.3% (continued)
Endo International	434,213	[a]	2,197,118
Innoviva	116,129	[a]	1,646,709
Myriad Genetics	141,939	[a]	4,489,531
NeoGenomics	217,544	[a]	10,028,778
Organogenesis Holdings	91,206	[a]	1,399,100
Pacira Biosciences	81,664	[a]	4,814,093
Phibro Animal Health, Cl. A	36,691		868,476
Prestige Consumer Healthcare	91,535	[a]	4,810,164
REGENXBIO	66,214	[a]	2,140,036
Spectrum Pharmaceuticals	288,468	[a]	928,867
Supernus Pharmaceuticals	98,999	[a]	2,606,644
Vanda Pharmaceuticals	101,394	[a]	1,653,736
Vericel	84,945	[a,b]	4,496,988
Xencor	108,964	[a,b]	3,353,912
			63,752,672
Real Estate - 8.1%
Acadia Realty Trust	162,693	[c]	3,481,630
Agree Realty	127,079	[c]	9,549,987
Alexander & Baldwin	137,270	[c]	2,748,145
American Assets Trust	94,632	[c]	3,494,760
Armada Hoffler Properties	112,691	[c]	1,464,983
Brandywine Realty Trust	313,004	[c]	4,369,536
CareTrust REIT	180,683	[c]	4,358,074
Centerspace	23,690	[c]	2,132,100
Chatham Lodging Trust	84,963	[a,c]	1,043,346
Community Healthcare Trust	42,889	[c]	2,137,159
DiamondRock Hospitality	386,228	[a,c]	3,325,423
Diversified Healthcare Trust	449,433	[c]	1,752,789
Easterly Government Properties	155,641	[c]	3,533,051
Essential Properties Realty Trust	217,340	[c]	6,476,732
Four Corners Property Trust	140,979	[c]	4,047,507
Franklin Street Properties	185,236	[c]	966,932
Getty Realty	66,942	[c]	2,114,698
Global Net Lease	175,397	[c]	3,239,583
Hersha Hospitality Trust	67,791	[a,c]	637,913
Independence Realty Trust	190,897	[b,c]	3,680,494
Industrial Logistics Properties Trust	123,163	[c]	3,337,717
Innovative Industrial Properties	44,660	[c]	9,601,453
iStar	133,495	[b,c]	3,234,584
Kite Realty Group Trust	158,928	[c]	3,203,988
Lexington Realty Trust	515,156	[b,c]	6,774,301
LTC Properties	73,850	[b,c]	2,795,222
Mack-Cali Realty	156,751	[c]	2,821,518

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Real Estate - 8.1% (continued)
Marcus & Millichap	45,028	[a]	1,791,664
NexPoint Residential Trust	42,322	[c]	2,494,882
Office Properties Income Trust	88,845	[c]	2,574,728
RE/MAX Holdings, Cl. A	35,112		1,204,342
Realogy Holdings	213,186	[a,b]	3,777,656
Retail Opportunity Investments	218,412	[c]	3,859,340
Retail Properties of America, Cl. A	393,650	[c]	4,963,926
RPT Realty	148,615	[c]	1,893,355
Safehold	26,027	[b,c]	2,350,759
Saul Centers	24,144	[c]	1,100,966
Service Properties Trust	307,308	[c]	3,420,338
SITE Centers	313,695	[c]	4,975,203
Summit Hotel Properties	203,204	[a,c]	1,830,868
Tanger Factory Outlet Centers	184,046	[b,c]	3,160,070
The GEO Group	226,325	[b,c]	1,566,169
The St. Joe Company	58,854	[b]	2,664,321
Uniti Group	436,995	[c]	5,117,211
Universal Health Realty Income Trust	24,190	[c]	1,445,352
Urstadt Biddle Properties, Cl. A	56,717	[c]	1,081,593
Washington Real Estate Investment Trust	158,058	[c]	3,839,229
Whitestone REIT	73,630	[c]	651,626
Xenia Hotels & Resorts	210,415	[a,c]	3,720,137
			155,807,360
Retailing - 7.2%
Abercrombie & Fitch, Cl. A	115,511	[a]	4,367,471
America's Car-Mart	11,312	[a]	1,798,608
Asbury Automotive Group	35,593	[a]	7,312,938
Barnes & Noble Education	64,302	[a]	536,922
Bed Bath & Beyond	195,933	[a,b]	5,591,928
Big Lots	60,136		3,464,435
Boot Barn Holdings	54,714	[a]	4,728,384
Caleres	69,093		1,709,361
Chico's FAS	224,501	[a]	1,387,416
Conn's	38,307	[a]	851,948
Core-Mark Holding	82,467		3,549,380
Designer Brands, Cl. A	106,971	[a]	1,558,567
GameStop, Cl. A	102,994	[a,b]	16,594,393
Genesco	26,704	[a]	1,534,145
Group 1 Automotive	31,346	[b]	5,446,054
Guess?	69,898		1,560,123
Haverty Furniture	30,163		1,085,566
Hibbett	29,439		2,610,062
Liquidity Services	52,513	[a]	1,041,858

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Retailing - 7.2% (continued)
Lumber Liquidators Holdings	53,585	[a]	1,022,402
Macy's	577,563	[a,b]	9,818,571
MarineMax	41,386	[a]	2,226,153
Monro	62,791		3,641,878
PetMed Express	38,682	[b]	1,214,228
Rent-A-Center	107,913		6,174,782
Sally Beauty Holdings	210,496	[a]	3,982,584
Shoe Carnival	32,600	[b]	1,098,620
Shutterstock	40,905		4,437,783
Signet Jewelers	97,122	[b]	6,248,829
Sleep Number	45,787	[a]	4,542,528
Sonic Automotive, Cl. A	44,126		2,407,073
Stamps.com	34,122	[a]	11,149,705
The Aaron's Company	62,923		1,816,587
The Buckle	52,942		2,227,799
The Cato, Cl. A	32,264		532,356
The Children's Place	27,224	[a]	2,295,800
The ODP	100,528	[a,b]	4,757,990
Zumiez	38,100	[a]	1,663,065
			137,988,292
Semiconductors & Semiconductor Equipment - 3.5%
Axcelis Technologies	62,669	[a]	2,415,890
CEVA	41,713	[a]	2,070,633
Cohu	88,525	[a]	3,134,670
Diodes	79,209	[a]	6,495,138
DSP Group	41,033	[a]	658,580
FormFactor	144,428	[a]	5,381,387
Ichor Holdings	52,524	[a]	2,708,663
Kulicke & Soffa Industries	115,798		6,294,779
MaxLinear	126,650	[a]	6,108,329
Onto Innovation	91,747	[a]	6,429,630
PDF Solutions	52,698	[a]	985,980
Photronics	120,213	[a]	1,607,248
Power Integrations	112,553		10,916,515
Rambus	210,845	[a]	4,988,593
SMART Global Holdings	31,540	[a]	1,477,334
Ultra Clean Holdings	81,785	[a]	4,417,208
Veeco Instruments	91,579	[a]	2,124,633
			68,215,210
Software & Services - 4.8%
8x8	203,073	[a]	5,190,546
Agilysys	37,969	[a]	2,109,558
Alarm.com Holdings	83,318	[a]	6,933,724
BM Technologies	9,267	[a]	92,948

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 4.8% (continued)
Bottomline Technologies	73,327	[a]	2,959,478
CSG Systems International	61,308		2,780,931
Ebix	44,188	[b]	1,335,361
EVERTEC	109,822		4,799,221
ExlService Holdings	62,441	[a]	7,069,570
InterDigital	57,875		3,813,384
LivePerson	118,655	[a,b]	7,557,137
MicroStrategy, Cl. A	14,408	[a,b]	9,019,552
OneSpan	64,109	[a]	1,581,569
Perficient	61,091	[a,b]	5,760,270
Progress Software	80,415		3,666,120
SPS Commerce	66,454	[a]	7,240,163
Sykes Enterprises	73,113	[a]	3,923,244
TTEC Holdings	33,672		3,518,724
Unisys	122,766	[a]	2,743,820
Vonage Holdings	434,629	[a]	6,197,810
Xperi Holding	193,921		4,027,739
			92,320,869
Technology Hardware & Equipment - 5.4%
3D Systems	233,714	[a]	6,436,484
ADTRAN	88,080		1,973,873
Advanced Energy Industries	71,208		7,387,830
Applied Optoelectronics	47,151	[a,b]	364,477
Arlo Technologies	150,623	[a]	920,307
Badger Meter	54,699		5,526,240
Bel Fuse, Cl. B	17,472		238,318
Benchmark Electronics	67,792		1,789,709
CalAmp	62,620	[a]	759,581
Comtech Telecommunications	47,546		1,187,224
CTS	60,535		2,118,120
Daktronics	70,543	[a]	431,018
Diebold Nixdorf	149,090	[a]	1,552,027
Digi International	65,735	[a]	1,359,400
ePlus	25,270	[a]	2,336,464
Extreme Networks	230,916	[a]	2,542,385
Fabrinet	67,819	[a]	6,410,252
FARO Technologies	33,455	[a]	2,438,535
Harmonic	187,658	[a]	1,660,773
Insight Enterprises	65,178	[a]	6,542,568
Itron	83,501	[a]	8,234,869
Knowles	172,629	[a]	3,459,485
Methode Electronics	71,676		3,428,263
NETGEAR	56,145	[a]	1,922,966
OSI Systems	30,431	[a]	3,044,622

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Technology Hardware & Equipment - 5.4% (continued)
PC Connection	20,261		963,613
Plantronics	69,180	[a]	2,157,724
Plexus	53,435	[a]	4,826,249
Rogers	34,734	[a]	6,620,300
Sanmina	120,329	[a]	4,623,040
ScanSource	48,106	[a]	1,327,245
TTM Technologies	188,000	[a]	2,630,120
Viavi Solutions	424,903	[a]	7,091,631
			104,305,712
Telecommunication Services - .8%
ATN International	20,703		891,264
Cincinnati Bell	93,649	[a]	1,436,576
Cogent Communications Holdings	78,810		6,116,444
Consolidated Communications Holdings	141,207	[a]	1,085,882
Shenandoah Telecommunication	91,600		4,835,564
Spok Holdings	36,977		304,690
			14,670,420
Transportation - 2.4%
Allegiant Travel	26,735	[a]	5,082,858
ArcBest	47,563		2,811,449
Atlas Air Worldwide Holdings	50,267	[a]	3,366,381
Echo Global Logistics	48,437	[a]	1,498,156
Forward Air	51,037		4,513,712
Hawaiian Holdings	93,009	[a]	1,835,068
Heartland Express	91,625		1,560,374
Hub Group, Cl. A	63,102	[a]	4,182,401
Marten Transport	109,280		1,728,810
Matson	80,968		5,434,572
Saia	49,014	[a]	11,077,164
SkyWest	94,626	[a]	3,831,407
			46,922,352
Utilities - 1.8%
American States Water	67,828		5,990,569
Avista	128,906		5,521,044
California Water Service Group	94,522		5,924,639
Chesapeake Utilities	32,939		4,103,870
Middlesex Water	32,514	[b]	3,307,974
Northwest Natural Holding	57,715		3,017,917
South Jersey Industries	202,513	[b]	5,097,252
Unitil	28,020		1,482,818
			34,446,083
Total Common Stocks (cost $1,057,088,907)			1,917,039,506

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .1%
Registered Investment Companies - .1%
iShares Core S&P Small-Cap ETF (cost $2,521,550)		28,491		3,141,418
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,611,841)	0.05	5,611,841	[d]	5,611,841

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $20,996,436)	0.01	20,996,436	[d]	20,996,436
Total Investments (cost $1,086,218,734)		100.9%		1,946,789,201
Liabilities, Less Cash and Receivables		(.9%)		(17,762,537)
Net Assets		100.0%		1,929,026,664

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $130,031,923 and the value of the collateral was $133,935,906, consisting of cash collateral of $20,996,436 and U.S. Government & Agency securities valued at $112,939,470.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	1,917,039,506	-	-	1,917,039,506
Exchange-Traded Funds	3,141,418	-	-	3,141,418
Investment Companies	26,608,277	-	-	26,608,277
Liabilities ($)
Other Financial Instruments:
Futures††	(340,554)	-	-	(340,554)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
BNY Mellon Smallcap Stock Index Fund

July 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	81	9/17/2021	9,338,034	8,997,480	(340,554)
Gross Unrealized Depreciation				(340,554)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2021, accumulated net unrealized appreciation on investments was $860,570,467, consisting of $928,894,429 gross unrealized appreciation and $68,323,962 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.